ORGANIZATION AND BASIS OF PRESENTATION	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
ORGANIZATION AND BASIS OF PRESENTATION [Abstract]
ORGANIZATION AND BASIS OF PRESENTATION

Note 1. ORGANIZATION AND BASIS OF PRESENTATION

Business description

Vapor Corp. (the "Company") is the holding company for its wholly owned subsidiary Smoke Anywhere U.S.A., Inc. ("Smoke "). The Company designs, markets and distributes electronic cigarettes and accessories under the Fifty-One® (also known as Smoke 51), Krave®, VaporX®, Alternacig®, EZ Smoker®, Green Puffer®, Americig®, FumaréTM, Hookah Stix® and Smoke Star® brands. "Electronic cigarettes" or "e-cigarettes", designed to look like traditional cigarettes, are battery-powered products that enable users to inhale nicotine vapor without smoke, tar, ash or carbon monoxide.

Basis of presentation

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information and with the rules and regulations of the U.S. Securities and Exchange Commission ("SEC"). Accordingly, these condensed consolidated financial statements do not include all of the information and footnotes required for audited annual financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary to make the condensed consolidated financial statements not misleading have been included. The condensed consolidated balance sheet at December 31, 2012 has been derived from the Company's audited consolidated financial statements as of that date.

These unaudited condensed consolidated financial statements for the three and nine months ended September 30, 2013 and 2012 should be read in conjunction with the audited consolidated financial statements and related notes thereto as of and for the year ended December 31, 2012 included in the Company's Annual Report on Form 10-K for such year as filed with the SEC on March 29, 2013. Operating results for the three and nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the full year ending December 31, 2013.

Note 1. ORGANIZATION AND BASIS OF PRESENTATION

Business description

Vapor Corp. (the "Company") is the holding company for its wholly owned subsidiary Smoke Anywhere U.S.A., Inc. ("Smoke"). The Company designs, markets and distributes electronic cigarettes and accessories under the Fifty-One ® (also known as Smoke 51), Krave ®, VaporX ®, Alternacig ®, EZ Smoker ®, Green Puffer ®, Americig ®, Fumaré™, Hookah Stix™ and Smoke Star ® brands. "Electronic cigarettes" or "e-cigarettes," designed to look like traditional cigarettes, are battery-powered products that enable users to inhale nicotine vapor without smoke, tar, ash, or carbon monoxide.

Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP") for financial information and with the rules and regulations of the U.S. Securities and Exchange Commission ("SEC").